CONDENSED BALANCE SHEETS (June 30, 2011) (Parentheticals) (USD $)	Jun. 30, 2011	Dec. 31, 2010
Allowance, contingent consideration receivable (in Dollars)	$ 878,650	$ 878,650
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized	20,000,000	20,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	41,204,465	37,303,614
Common stock, shares outstanding	41,204,465	37,303,614